Equity - Authorized Shares and Common Shares Issued and Fully Paid (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 08, 2008	Sep. 07, 2008
Disclosure Of Classes Of Share Capital [Abstract]
Number of shares	50,000,000	50,000,000		50,000,000	20,000,000
Number of common shares issued and fully paid	13,830,769	13,830,769	13,830,769
Amount of common shares issued and fully paid	$ 138	$ 138	$ 138